Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 832,524		¥ 689,170
Total Liabilities	[1]	450,200		296,143
Assets which are pledged as collateral	[2]	644,001		445,694
Commitments		54,533	[3]	85,371
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0		0
Total Liabilities	[1]	0		0
Assets which are pledged as collateral	[2]	0		0
Commitments		0	[3]	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	2,014		2,181
Total Liabilities	[1]	0		0
Assets which are pledged as collateral	[2]	0		0
Commitments		0	[3]	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets	[1]	94,404		103,288
Total Liabilities	[1]	31,208		27,892
Assets which are pledged as collateral	[2]	49,587		46,860
Commitments		0	[3]	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	564		1,057
Total Liabilities	[1]	30		49
Assets which are pledged as collateral	[2]	0		0
Commitments		0	[3]	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	72,347		42,456
Total Liabilities	[1]	121		60
Assets which are pledged as collateral	[2]	42		60
Commitments		0	[3]	0
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	228,859		116,665
Total Liabilities	[1]	175,115		72,219
Assets which are pledged as collateral	[2]	228,859		89,103
Commitments		0	[3]	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	2,264		9,783
Total Liabilities	[1]	2,729		10,425
Assets which are pledged as collateral	[2]	2,264		9,783
Commitments		0	[3]	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	282,739		236,367
Total Liabilities	[1]	195,915		117,906
Assets which are pledged as collateral	[2]	242,937		138,159
Commitments		54,533	[3]	85,371
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	149,333		177,373
Total Liabilities	[1]	45,082		67,592
Assets which are pledged as collateral	[2]	120,312		161,729
Commitments		¥ 0	[3]	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.